UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 512
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				William P. Wells
Title:			President
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells	Memphis, Tennessee		4/15/05

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	63
Form 13F Information Table Value Total:	175742

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE									VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMT	SH/PRN
PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
Adastra Minerals Inc Common 006515100 29 19000SH Sole 19000 0
AmSouth Bancorporation Common 032165102	781 30133SH Sole 30133 0
Bank Of America Corp Common 060505104 352 8000SH Sole 8000 0
Chaoda Modern Agric Common G2046Q107 17345 44024400SH Sole 44024400 0
Chaoda Modern Agric Common G2046Q107 3046 7731650SH Other 01 0 7731650
Chevrontexaco Corp Common 166764100 303	5200SH Sole 5200 0
China Green Holdings Common G2107G105 115 549000SH Sole 549000	0
Citigroup, Inc.	Common	172967101 6059 134828SH Sole 134828 0
Citigroup, Inc.	Common	172967101 1377 30648SH Other 01 0 30648
Clear Channel Communicati Common 184502102 430 12500SH Sole 12500 0
Dragon Oil Ord 	Common	G2828W132 94 56200SH Sole 56200	0
Dragon Oil Ord 	Common	G2828W132 98 58800SH Other 01 0	58800
Eiker Sparebank Asa Common R1984E108 588 15485SH Sole 15485 0
Eiker Sparebank Asa Common R1984E108 91	2400SH Other 01 0 2400
Enerchina Holdings Ltd Common G30392131 83 919000SH Sole 919000	0
Exxon Mobil Corporation Common 30231G102 435 7307SH Sole 7307 0
Freeport-Mcmoran Copper Preferred D 35671D865 471 64100SH Sole 64100 0
Hanover Direct Inc Common 410783302 37 44650SH Other 01 0 44650
Icici Bk Ltd Sponsored ADR 45104G104 2465 119000SH Sole 119000 0
Icici Bk Ltd Sponsored ADR 45104G104 385 18600SH Other 01 0 18600
Indre Sogn Sparebanka Common R3409A109 168 8830SH Sole 8830 0
Indre Sogn Sparebanka Common R3409A109 62 3300SH Other 01 0 3300
Intrawest Corporation Sponsored ADR 460915200 8595 449300SH Sole 449300	0
Intrawest Corporation Sponsored ADR 460915200 1551 81126SH Other 01 0 81126
Jiangsu Expressway Common Y4443L103 38 85000SH Sole 85000 0
Johnson & Johnson Common 478160104 554 8262SH Sole 8262	0
Melhus Sparebank Common	R4416Y106 196 7769SH Sole 7769 0
Melhus Sparebank Common	R4416Y106 41 1631SH Other 01 0 1631
Murphy Oil Corp Common 626717102 394 4000SH Sole 4000 0
Nippon Telegraph & Teleph Sponsored ADR	65462410 2421 110835SH Sole 110835 0
Nippon Telegraph & Teleph Sponsored ADR	654624105 1070 49000SH Other 01	0 49000
Orkla A/S Nok25 Series A R67787102 293 7980SH Sole 7980	0
People S Food Holdings Common G7000R108 9326 12706400SH Sole 12706400 0
People S Food Holdings Common G7000R108 1757 2394000SH Other 01	0 2394000
Petrochina Sponsored ADR 71646E100 28875 456750SH Sole 456750 0
Petrochina Sponsored ADR 71646E100 5203	82300SH Other 01 0 82300
Petrokazahstan Inc  Sponsored ADR 71649P102 23696 589913SH Sole 589913 0
Petrokazahstan Inc Sponsored ADR 71649P102 4251	105836SH Other 01 0 105836
Pt Indofarma Perserotbk Common Y7131M101 13 800000SH Sole 800000 0
S1 Corporation Common Y75435100 11241 279810SH Sole 279810 0
S1 Corporation Common Y75435100 2121 52800SH Other 01 0	52800
Sandnes Sparebank Common R74676108 286 11164SH Sole 11164 0
Sandnes Sparebank Common R74676108 13 533SH Other 01 0 533
Sembcorp Inds Common Y79711100 45 39000SH Sole 39000 0
Sinolink Worldwide Hldgs Common	G8165B102 17176	114508800SH Sole 114508800 0
Sinolink Worldwide Hldgs Common	G8165B102 3099 20660000SH Other	01 0 20660000
Sparebanken Midt Norge Common R82401101 333 8500SH Sole 8500 0
Sparebanken Nord Norge Common R8288N106 1622 46062SH Sole 46062	0
Sparebanken Nord Norge Common R8288N106 147 4200SH Other 01 0 4200
Sparebanken Pluss Common R82993107 243 6950SH Sole 6950	0
Swisscom Sponsored ADR 871013108 790 21500SH Sole 21500	0
Swisscom Sponsored ADR 871013108 202 5500SH Other 01 0 5500
Tenon Ltd Common Q8983K127 3732	1249553SH Sole 1249553 0
Tenon Ltd Common W8983K127 767 257000SH Other 01 0 257000
Totens Sparebank Common	R92151100 1244 44650SH Sole 44650 0
Totens Sparebank Common	R92151100 192 6900SH Other 01 0 6900
Trustmark Corp Common 898402102	965 33286SH Sole 33286 0
United Food Holdings Common G9232V105 4048 24686500SH Sole 24686500 0
United Food Holdings Common G9232V105 767 4679200SH Other 01 0 4679200
United Technologies Corp Common	913017109 245 2412SH Sole 2412 0
Wah Sang Gas Holdi Common G9419C128 2815 34338000SH Sole 34338000 0
Wah Sang Gas Holdi Common G9419C128 516	6300000SH Other 0 6300000
Wal Mart De Mexico Common P98180105 45 13100SH Sole 13100 0
        			175742